UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSRS

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number 811-9142

THE NAVELLIER PERFORMANCE FUNDS
One East Liberty, Third Floor
Reno Nevada 89501
1-800-887-8671

Agent for Service:
SAMUEL KORNHAUSER
155 Jackson Street, Suite 1807
San Francisco, California 94111

Registrant’s telephone number, including area code: (800) 887-8671

Date of Fiscal Year End: December 31, 2010

Date of Reporting Period: June 30, 2010

Item 1. Reports to Stockholders

Navellier Performance Funds

2010 SEMI ANNUAL REPORT

Fundamental ‘A’ Portfolio

PORTFOLIO OF INVESTMENTS
Navellier Fundamental 'A' Portfolio	6/30/2010 (Unaudited)

Sector Weightings*:

Consumer Discretionary	34.0%
Information Technology	23.7%
Health Care	15.2%
Materials	14.1%
Consumer Staples	5.8%
Industrials	4.3%
Financials	2.1%
Short-Term Investments	0.8%

* Percentage based on total investments.

See Notes to Financial Statements.

PORTFOLIO OF INVESTMENTS
Navellier Fundamental 'A' Portfolio	6/30/2010 (Unaudited)

		Market
Shares		Value
COMMON STOCKS - 97.7%
Consumer Discretionary - 33.5%
11,778	Aeropostale, Inc. *	$337,322
3,940	Autoliv, Inc. *	188,529
13,956	CarMax, Inc. *	277,724
1,592	Deckers Outdoor Corp. *	227,449
6,426	Dollar Tree, Inc. *	267,493
8,580	Ltd. Brands, Inc.	189,361
5,004	Lululemon Athletica, Inc. *	186,249
9,137	Maidenform Brands, Inc. *	186,029
5,415	Skechers U.S.A., Inc. - Class A *	197,756
10,422	Starbucks Corp.	253,255
6,617	Tempur-Pedic International, Inc. *	203,473
5,985	TRW Automotive Holdings Corp. *	165,006
8,116	Viacom, Inc. - Class B	254,599
		2,934,245
Consumer Staples - 5.7%
14,000	Medifast, Inc. *	362,740
4,162	NBTY, Inc. *	141,550
		504,290
Financials - 2.1%
13,000	BofI Holding, Inc. *	183,560

Health Care - 14.9%
77,095	Continucare Corp. *	258,268
15,633	Hi-Tech Pharmacal Co., Inc. *	358,152
13,500	Impax Laboratories, Inc. *	257,310
55,670	Metropolitan Health Networks, Inc. *	207,649
6,540	Sirona Dental Systems, Inc. *	227,854
		1,309,233
Industrials - 4.3%
9,130	Alamo Group, Inc.	198,121
5,630	Oshkosh Corp. *	175,431
		373,552
Information Technology - 23.3%
52,000	Advanced Semiconductor Engineering, Inc. ADR	203,320
8,510	Aixtron AG ADR	202,793
26,900	Amkor Technology, Inc. *	148,219
1,390	Apple, Inc. *	349,627
5,140	Cabot Microelectronics Corp. *	177,793
7,438	Manhattan Associates, Inc. *	204,917
11,871	Seagate Technology *	154,798
5,325	Silicon Laboratories, Inc. *	215,982
9,487	Volterra Semiconductor Corp. *	218,770
5,639	Western Digital Corp. *	170,072
		2,046,291
Materials - 13.9%
2,966	Freeport-McMoRan Copper & Gold, Inc.	175,379
9,100	HB Fuller Co.	172,809
4,897	Newmont Mining Corp.	302,341
6,900	Quaker Chemical Corp.	186,921
6,939	Southern Copper Corp.	184,161
6,590	Teck Resources Ltd. - Class B	194,932
		1,216,543
	Total Common Stocks
	(Cost $9,094,795)	8,567,714
MONEY MARKET FUND - 0.8%
70,430	JPMorgan 100% U.S. Treasury
	Securities Money Market
	Fund, Morgan Shares
	(Cost $70,430)	70,430
	Total Investments - 98.5%
	(Cost $9,165,225)	8,638,144

	Other Assets in Excess of Liabilities- 1.5%	131,795

	Net Assets - 100.0%	$8,769,939

	* Non-Income producing.

	ADR - American Depositary Receipt

See Notes to Financial Statements.

The following is a summary of the inputs used to value the Portfolio's net assets as of June 30, 2010:

Investment Type	Level 1	Level 2	Level 3	Total
COMMON STOCKS
Consumer Discretionary	$2,934,245	$–	$–	$2,934,245
Consumer Staples	504,290	–	–	504,290
Financials	183,560	–	–	183,560
Health Care	1,309,233	–	–	1,309,233
Industrials	373,552	–	–	373,552
Information Technology	2,046,291	–	–	2,046,291
Materials	1,216,543	–	–	1,216,543
Total Common Stocks	8,567,714	–	–	8,567,714

MONEY MARKET FUND	70,430	–	–	70,430

Total	$8,638,144	$–	$–	$8,638,144

See Notes to Financial Statements.

STATEMENT OF ASSETS AND LIABILITIES
June 30, 2010 (unaudited)

Fundamental
'A'
Portfolio

ASSETS
Securities at Cost	$9,165,225
Securities at Value (Note 1)	$8,638,144
Investment Income Receivable (Note 1)	3,588
Receivable for Shares Sold	15,519
Receivable for Securities Sold	293,399
Receivable from Adviser	-
Other Assets	-
Total Assets	8,950,650

LIABILITIES
Cash Overdraft	16,444
Payable for Shares Redeemed	30,826
Payable for Securities Purchased	94,688
Adviser Fee Payable (Note 2)	6,769
Administrative Fee Payable (Note 2)	2,015
Distribution Fees Payable (Note 3)	28,760
Other Liabilities	1,209
Total Liabilities	180,711

NET ASSETS	$8,769,939

NET ASSETS CONSIST OF:
Paid-in Capital	$17,447,588
Accumulated Net Investment Loss	(54,032)
Accumulated Net Realized Loss on Investments	(8,096,536)
Net Unrealized Depreciation of Investments	(527,081)

NET ASSETS	$8,769,939

Shares of beneficial interest outstanding (unlimited number of shares authorized, no par value)	1,131,545
Net asset value, offering and redemption price per share	$7.75

See Notes to Financial Statements.

STATEMENT OF OPERATIONS
For the Six Months Ended June 30, 2010 (unaudited)

Fundamental
'A'
Portfolio

INVESTMENT INCOME
Interest (Note 1)	$9
Dividends (A) (Note 1)	31,357
Total Investment Income	31,366

EXPENSES
Investment Advisory Fee (Note 2)	48,143
Distribution Plan Fees (Note 3)	14,329
Administrative Fee (Note 2)	14,329
Transfer Agent Fees	13,890
Accounting and Pricing Fees	35,000
Printing Expense	3,716
Custodian Fees	10,793
Trustees' Fees	20,000
Legal Expense	11,250
Registration Fees	16,772
Compliance Fees	3,750
Pricing Expense	105
Other Expenses	5,733
Total Expenses	197,810
Less Expenses Reimbursed by Investment Adviser (Note 2)	(112,412)
Net Expenses	85,398

NET INVESTMENT LOSS	(54,032)

Net Realized Gain on Investments	285,761
Change in Net Unrealized Appreciation/Depreciation of Investments	(1,411,883)

NET REALIZED AND UNREALIZED LOSS ON INVESTMENTS	(1,126,122)

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(1,180,154)
_____________________________________________________________ (A) Net of foreign tax withholding of:	$192

See Notes to Financial Statements.

STATEMENTS OF CHANGES IN NET ASSETS
June 30, 2010

	Fundamental 'A'
	Portfolio

	For The Six	For The
	Months Ended	Year Ended
	June 30, 2010	December 31,
	(unaudited)	2009
FROM INVESTMENT ACTIVITIES
Net Investment Loss	$(54,032)	$(84,381)
Net Realized Gain on Investment Transactions	285,761	824,101
Change in Net Unrealized Appreciation/Depreciation of Investments	(1,411,883)	3,007,864

Net Increase (Decrease) in Net Assets Resulting from Operations	(1,180,154)	3,747,584

DISTRIBUTIONS TO SHAREHOLDERS
From Net Investment Income	-	-
From Net Realized Gain	-	-

Decrease in Net Assets Resulting From Distributions to Shareholders	-	-

FROM SHARE TRANSACTIONS
Net Proceeds from Sales of Shares	347,685	5,782,846
Reinvested Distributions	-	-
Cost of Shares Redeemed*	(3,523,760)	(3,487,726)

Net Increase (Decrease) in Net Assets Resulting from Share Transactions	(3,176,075)	2,295,120

Total Increase (Decrease) in Net Assets	(4,356,229)	6,042,704
Net Assets - Beginning of Period	13,126,168	7,083,464
Net Assets - End of Period	$8,769,939	$13,126,168

ACCUMULATED NET INVESTMENT LOSS	$(54,032)	$-

SHARES
Sold	40,958	879,702
Reinvested	-	-
Redeemed	(408,480)	(467,010)
NET INCREASE (DECREASE) IN SHARES	(367,522)	412,692

___________________________________________
*
The cost of shares redeemed is net of the 2% redemption fee on Fund shares which have been held 60 days or less.  For the six months ended June 30, 2010, these fees were $22.  For the year ended December 31, 2009, these fees were $7,216.

See Notes to Financial Statements.

FINANCIAL HIGHLIGHTS (For a share of capital stock outstanding for each period)
Fundamental 'A' Portfolio	June 30, 2010

	For the
	Six Months Ended		For the Years Ended
	June 30, 2010		December 31,
	(unaudited)		2009	2008		2007	2006
PER SHARE OPERATING PERFORMANCE:
Net Asset Value - Beginning of Period	$8.76		$6.52	$14.93		$12.70	$11.85
Income (Loss) from Investment Operations:
Net Investment Income (Loss)	(0.05)		(0.06)	(0.12)		0.01	(0.07)
Net Realized and Unrealized Gain (Loss) on Investments	(0.96)		2.29	(8.29)		2.72	0.88
Total from Investment Operations	(1.01)		2.23	(8.41)		2.73	0.81

Distributions to Shareholders:
From Net Investment Income	-		-	(0.00	)A	(0.01)	-
From Capital Gains	-		-	(0.01)		(0.50)	-
Total Distributions to Shareholders	-		-	(0.01)		(0.51)	-

Paid-in Capital from Redemption Fees	0.00	A	0.01	0.01		0.01	0.04

Net Increase (Decrease) in Net Asset Value	(1.01)		2.24	(8.41)		2.23	0.85
Net Asset Value - End of Period	$7.75		$8.76	$6.52		$14.93	$12.70

TOTAL INVESTMENT RETURN	(11.53	)%B	34.36%	(56.29)%		21.55%	7.17%

RATIOS TO AVERAGE NET ASSETS: (NOTE 2)
Expenses After Reimbursement D	1.49	%C	1.49%	1.49%		1.49%	1.49%
Expenses Before Reimbursement	3.45	%C	4.40%	2.60%		2.45%	2.53%
Net Investment Income (Loss) After Reimbursement	(0.94	)%C	(0.79)%	(0.82)%		0.11%	(0.50)%
Net Investment Loss Before Reimbursement	(2.90	)%C	(3.70)%	(1.93)%		(0.85)%	(1.54)%

SUPPLEMENTARY DATA:
Portfolio Turnover Rate	101%		257%	254%		323%	297%
Net Assets at End of Period (in thousands)	$8,770		$13,126	$7,083		$23,777	$18,311
Number of Shares Outstanding at End of Period (in thousands)	1,132		1,499	1,086		1,593	1,442

A	Less than $0.01.
B	Total returns for periods of less than one year are not annualized.
C	Annualized.
D
Navellier’s voluntary waiver and reimbursement of a portion of the Portfolio’s administration and other operating expenses was 2.91% for the year ended December 31, 2009, resulting in Net Total Annual Portfolio Operating Expenses of 1.49%. Due to the decline in assets and the sharp decline in market values during the last quarter of 2008 the total operating expenses for the month of December 2008 were 8.31%.

There were $182,504 in waived reimbursements for 2007 for which the Adviser could seek reimbursement through 2010; there were $169,370 in waived reimbursements for 2008 for which the Adviser could seek reimbursement through 2011; there were $311,369 in waived reimbursements for 2009 for which the Adviser could seek reimbursement through 2012; and as of the six months ended June 30, 2010, there are $112,412 in waived reimbursements for which the Adviser could seek reimbursement through 2013. (See Note 2 in “Notes to Financial Statements”)

See Notes to Financial Statements.

NAVELLIER PERFORMANCE FUNDS

NOTES TO FINANCIAL STATEMENTS

June 30, 2010 (unaudited)

1. Significant Accounting Policies

The Navellier Performance Funds (the “Fund”) is registered with the Securities and Exchange Commission under the Investment Company Act of 1940, as amended, (the “Act”) as an open-end investment company that offers its shares in a no-load non-diversified portfolio. The Fund’s objective is to achieve long-term capital growth. The Fund is authorized to issue an unlimited number of shares of capital stock with no stated par value. The Fund currently consists of one portfolio, the Fundamental ‘A’ Portfolio (the “Portfolio”). The Portfolio is a non-diversified open-end management company portfolio.

The following is a summary of significant accounting policies that the Fund follows:

(a)  Listed securities are valued at the last sales price of the New York Stock Exchange and other major exchanges. Over-the-Counter securities are valued at the last sales price. Foreign securities are valued using an independent pricing service. All other securities and assets are valued at their fair value as determined in good faith by the investment adviser subject to the approval of the Board of Trustees, although the actual calculations may be made by persons acting pursuant to the direction of the Board of Trustees. Debt securities with maturities of 60 days or less are valued at amortized cost.

The Fund has adopted the Financial Accounting Standards Board (FASB)  ASC 820 “Fair Value Measurements”. This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and requires additional disclosures about fair value measurements. Fair Value Measurements applies to fair value measurements already required or permitted by existing standards. The changes to current generally accepted accounting principles (GAAP) from the application of this Statement relate to the definition of fair value, the methods used to measure fair value, and the expanded disclosures about fair value measurements. Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

• Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
• Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk curves, default rates and similar data.
• Level 3 – Unobservable inputs for the asset or liability, to the extent observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, securities maturing within 60 days of the filing are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

The aggregate value by input level, as of June 30, 2010, for the Fund’s investments, as well as a reconciliation of assets for which significant unobservable inputs (Level 3) were used in determining value, is included in the Fund’s Portfolio of Investments, which also includes a breakdown of the Fund’s investments by industry concentration.

The Fund is required to disclose (a) the amounts of significant transfers between Level 1 and Level 2 of the fair value hierarchy and the reasons for these transfers; (b) the reasons for any transfers in or out of Level 2 and Level 3; and (c) information in the reconciliation of recurring Level 3 measurements about purchases, sales, issuances and settlements on a gross basis.  In addition, the guidance clarifies the requirement for entities to disclose information about both the valuation techniques and inputs used in estimating Level 2 and Level 3 fair value measurements.  Except for the requirement to disclose information about purchases, sales, issuances and settlements in the reconciliation of recurring Level 3 measurements on a gross basis, all guidance noted above is effective for financial statements issued for interim and annual reporting periods beginning after December 15, 2009.  For the period ended June 30, 2010 there were no transfers between Levels 1 and 2.  The requirement to separately disclose purchases, sales, issuances and settlements of recurring Level 3 measurements is effective for financial statements issued for interim and annual reporting periods beginning after December 31, 2010.

(b) Security transactions are recorded on the trade date (the date the order to buy or sell is executed). Interest income is accrued on a daily basis. Dividend income is recorded on the ex-dividend date. Realized gain and loss from security transactions are computed on an identified cost basis. Withholding taxes on foreign dividends have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and rates.

(c) Dividends from net investment income, if any, are declared and paid annually. Dividends are reinvested in additional shares unless shareholders request payment in cash. Net capital gains, if any, are distributed annually.  Distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on ex-dividend date.

(d) The preparation of financial statements in conformity with U.S. GAAP  requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

2. Investment Advisory Fees and Other Transactions with Affiliates

Investment advisory services are provided by Navellier & Associates, Inc., (the “Adviser”) which employs the same investment advisory personnel, analysts and staff that it provided to Navellier Management Inc., the predecessor investment adviser. Under an agreement with the Adviser, the Fund pays a fee at the annual rate of 0.84% of assets under management. The Adviser also receives an annual fee equal to 0.25% of average daily net assets of the Fund in connection with the rendering of services under the administrative services agreement and is reimbursed by the Fund for operating expenses incurred on behalf of the Fund. In arriving at, and approving, this advisory fee, the Trustees considered among other factors, the capability of the adviser, the reasonableness of the fee, the cost of providing these investment advisory services, the nature of the services provided, a comparison of fees paid to other advisers by other mutual funds for similar types of services, client relationships received by the adviser, the desirability of a different investment adviser and the adviser’s willingness to limit reimbursement for payment of expenses it advanced for the Fund. Louis Navellier, an officer of the Fund is also an officer and director of the Adviser.

For the six months ended June 30, 2010, the Adviser agreed, as it did last year, to limit the total operating expenses of the Portfolio to 1.49% of average annual net assets. In order to maintain this expense limitation, the Adviser has paid and has conditionally waived, i.e., not yet sought reimbursement for certain operating expenses on a net basis of the Fund resulting in $112,412 of conditionally waived expenses, i.e., a waiver of 1.96%, for the six months ended June 30, 2010.

The Investment Adviser has also agreed to future partial limits of expense reimbursement in future fiscal years so that the Net Total Annual Portfolio Operating Expenses after limit of expense reimbursement for any such fiscal year does not exceed 1.49% for the portfolio. The limit on reimbursement of expenses by the Investment Adviser is voluntary and may be withdrawn from year to year. If the Investment Adviser does not seek reimbursement within three (3) years of advancing expenses, then reimbursement for that year is forever waived. If reimbursement is made, it must be approved by the Board of Trustees of the Fund. The Adviser can seek reimbursement of such waived expenses at any time up to December 31, 2013.

As of June 30, 2010, the Fund had the following amounts (and year of expiration) subject to repayment to the
Adviser:

Fees Waived	Repayment Expires	Balance
2007	2010	$182,504
2008	2011	169,370
2009	2012	311,369
2010	2013	112,412
		$775,655

During the year ended December 31, 2009, $195,695 of fees waived in 2006 subject to repayment to the Adviser expired and were not repaid to the Adviser.

3. Distribution Plan

Effective December 1, 2009, BHIL Distributors, Inc. (the “Distributor”) acts as the Fund’s Distributor. The Distributor, which is the principal underwriter of the Fund’s shares, renders its services to the Fund pursuant to a distribution agreement. Prior to December 1, 2009, IFS Fund Distributors, Inc. acted as Distributor.

The Fund has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the Act, whereby it reimburses the Distributor or others in an amount not to exceed 0.25% per annum of the average daily net assets of the Fund, for expenses incurred in the promotion and distribution of shares of the Fund. These expenses include, but are not limited to, the printing of prospectuses, statements of additional information, and reports used for sales purposes, expenses of preparation of sales literature and related expenses (including Distributor personnel), advertisements and other distribution-related expenses, including a prorated portion of the Distributor’s overhead expenses attributable to the distribution of shares.  Such payments are made monthly. The 12b-1 fee includes, in addition to promotional activities, the amount the Fund may pay to the Distributor or others as a service fee to reimburse such parties for personal services provided to shareholders of the Fund and/or the maintenance of shareholder accounts. Such Rule 12b-1 fees are made pursuant to the Plan and distribution agreements entered into between such service providers and the Distributor or the Fund directly.

4. Securities Transactions

During the six months ended June 30, 2010, the cost of purchases and proceeds from sales (including maturities) of securities (excluding short-term investments and government securities) amounted to $11,081,465 and $13,982,057, respectively.

5. Federal Income Taxes

The Fund intends to continue to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and will distribute all net investment income and capital gains to its shareholders. Therefore, no Federal income tax provision is required.

The tax character of distributions paid for the years ended December 31, 2009 and 2008 was as follows:

	2009		2008
	Ordinary Income	Long-term Capital Gains	Ordinary Income	Long-term Capital Gains
Fundamental ‘A’	$--	$--	$25	$5,566

The following information is computed on a tax basis for each item for the year ended December 31, 2009:

Fundamental ‘A’
Gross Unrealized Appreciation	$1,328,980
Gross Unrealized Depreciation	(445,604)
Net Unrealized Appreciation	883,376
Capital Loss Carryforward	(8,365,422)
Post-October Losses*	(15,449)
Total Accumulated Deficit	$(7,497,495)
Federal Income Tax Cost**	$12,215,275

* Net capital losses incurred after October 31 and within the taxable year are deemed to arise on the first day of the Fund’s next taxable year.

** The difference between the federal income tax cost of portfolio investments and the acquisition cost is due to certain timing differences in the recognition of capital losses under income tax regulations and accounting principles generally accepted in the United States of America.

As of December 31, 2009, the Fund has the following capital loss carryforwards:

	Amount	Expiration Date
Fundamental ‘A’	$6,809,849	2016
	1,555,573	2017
	$ 8,365,422

Reclassification of capital accounts - As of December 31, 2009, the Fund made reclassifications of net investment loss on the Statement of Assets and Liabilities as follows:

	Undistributed Net Investment Income	Capital Gains	Paid-in Capital
Fundamental ‘A’	$84,381	$--	$(84,381)

The above reclassifications have no effect on the Fund’s net assets or net asset value per share.

The Fund has analyzed its tax positions taken on Federal income tax returns for all open tax years (tax years ended
December 31, 2006 through 2009) and have concluded that no provision for income tax is required in their financial statements.

As of June 30, 2010, the Fund’s federal tax cost of securities was $9,166,651 resulting in net unrealized depreciation of $528,507 derived from $341,236 of gross appreciation less $869,743 of gross depreciation.

6. Commitments and Contingencies

In the normal course of business, the Fund has entered into contracts that contain a variety of representations and warranties and which provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

7. Subsequent Events

Subsequent events occurring after June 30, 2010 have been evaluated for potential impact to this report through the date the financial statements were issued.  Except as noted regarding the closing of the Fund, there were no subsequent events to report that would have a material impact on the Fund’s financial statements.  Effective July 30, 2010, the Fund liquidated all its shares.

NAVELLIER PERFORMANCE FUNDS

SCHEDULE OF SHAREHOLDER EXPENSES
June 30, 2010 (unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including reinvested dividends or other distributions; and (2) ongoing costs, including investment advisory fees; distribution (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2010 through June 30, 2010).

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During the Six Months Ended June 30, 2010” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

	Net Expense Ratio Annualized June 30, 2010	Beginning Account Value January 1, 2010	Ending Account Value June 30, 2010	Expenses Paid During the Six Months Ended June 30, 2010*
FUNDAMENTAL ‘A’ PORTFOLIO
Actual	1.49%	$1,000.00	$884.70	$6.95
Hypothetical	1.49%	$1,000.00	$1,017.41	$7.45

* Expenses are equal to the Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by [number of days in most recent fiscal half-year/365 (or 366)] (to reflect the one-half year period).

NAVELLIER PERFORMANCE FUNDS

OTHER ITEMS
June 30, 2010 (unaudited)

Proxy Voting Guidelines
Navellier is responsible for exercising the voting rights associated with the securities purchased and held by the Funds. A description of the policies and procedures that Navellier uses in fulfilling this responsibility and information regarding how those proxies were voted during the twelve month period ended June 30 are available without charge upon request by calling toll free 1-800-887-8671. It is also available on the Securities and Exchange Commission’s website at http://www.sec.gov.

Quarterly Portfolio Disclosure
The Trust files a complete listing of portfolio holdings for each Portfolio as of the end of the first and third quarters of each fiscal year on Form N-Q. The complete listing (i) is available on the Commission’s website; (ii) may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC; and (iii) will be made available to shareholders upon request by calling toll free 1-800-622-1386. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

TRANSFER AGENT	DISTRIBUTOR	INVESTMENT ADVISER
JPMorgan Chase Bank, N.A.	BHIL Distributors, Inc.	Navellier & Associates, Inc.
P.O. Box 5354	4041 N. High Street, Suite 402	One East Liberty, Third Floor
Cincinnati, Ohio 45201	Columbus, Ohio 43214	Reno, Nevada 89501
800-622-1386 E.S.T.		800-887-8671 P. S.T.

Item 2. Codes of Ethics

(a), (b) Registrant, The Navellier Performance Funds, has a Code of Ethics. Navellier & Associates, Inc., the Registrant’s current Investment Advisor, also has a Code of Ethics. Both of those Codes of Ethics apply to The Navellier Performance Funds’ principal executive officer and principal financial officer, Louis G. Navellier, and to The Navellier Performance Funds’ principal accounting officer and comptroller, Arjen Kuyper, or to persons performing similar functions for The Navellier Performance Funds.

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(c), (d) There have been no material amendments to those Codes of Ethics during the last fiscal year.

(e) N/A. See subparagraphs (c) and (d) above.

(f) (3) The Navellier Performance Funds undertakes and agrees to provide to any person, without charge, upon request, a copy of such Codes of Ethics upon receiving a written or electronic request which provides a name and address or location to which the person requests that copies of the codes of ethics be sent.

Item 3. Audit Committee Financial Expert

(a)(1)(i) The Navellier Performance Funds has at least one audit committee financial expert serving on its audit committee.

(a)(2) That person is Arnold Langsen and he is an independent audit committee financial expert. Mr. Langsen was professor of financial economics at California State University at Hayward from 1979 — 1992 and has substantial experience teaching, reviewing and assessing companies’ financial statements. The audit committee also has an interested audit committee financial expert who is Louis Navellier. Mr. Navellier has been giving investment advice for over 20 years based in part on the review and assessment of companies’ financial statements and has since 1994 reviewed and assessed the financial statements for the mutual funds he manages.

Item 4. Principal Accountant Fees and Services

(a) Audit Fees. The aggregate fees billed to The Navellier Performance Funds for each of the last two fiscal years for the audit of The Navellier Performance Funds annual financial statements and services normally provided by an accountant in connection with statutory and regulatory filings were as follows: The aggregate fees for fiscal 2009 were $19,400.00 The aggregate fees for audit services for fiscal 2008 were $57,900.00.

(b) Audit Related Fees. There were no fees billed for each of the last two fiscal years for assurance and related services by the principal accountant related to audits not reported under subparagraph (a) above for 2008 or for 2009.

(c) Tax Fees. The aggregate fees billed by The Navellier Performance Funds’ principal accountant for tax compliance, tax advice or tax planning for 2009 were $0 and for 2008 were $0.

(d) All Other Fees. There were no other fees billed by The Navellier Performance Funds’ principal accountant for other services for 2008 or 2009.

(e)(1) The audit committee’s pre-approval policies and procedures were as follows: The audit committee (consisting of the entire Board of Trustees) approves the hiring of the accountant or accounting firm to perform the registrant’s audit and or non audit services pursuant to procedures and policies pre-approved by the audit committee which call for the accounting firm to perform the audit or non audit services in conformance with federal securities laws and regulations.

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If there are any non audit services which the accountant or accounting firm perform for the registrant’s investment advisor or its related entities, the audit committee also pre-approves those services if the engagement relates directly to the operations and financial reporting of the registrant.

(e)(2) N/A

(f) N/A

(g) $9,000 for 2005
$ 6,000 for 2006
$0 for 2007
$0 for 2008
$0 for 2009

(h) See Item 4, paragraph (e)(1).

Item 5. Audit Committee of Listed Registrants

The Audit Committee is not a separately designated standing committee. It consists of all members of the Board of Trustees, (i.e., Barry Sander, Joel E. Rossman, Arnold Langsen and Jacques Delacroix.) and Louis G. Navellier.

Item 6. Reserved (See Item 1)

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

N/A

Item 8. Portfolio Management of Closed — End Management Investment Companies

N/A

Item 9. Purchases of Equity Securities By Closed — End Management Investment Company and Affiliated Purchases

N/A

Item 10. Submission of Matters to a Vote of Security Holders

There were no changes to Procedures for recommending nominees to the Board of Trustees.

Item 11. Controls and Procedures

(a) The Registrant’s principal executive and principal financial officers have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant’s disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-CSR is accumulated and communicated to the Registrant’s management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b) There were no changes to the Registrant’s internal control over financial reporting that occurred during the Registrant’s most recently ended fiscal year-end that have materially affected, or are reasonably likely to materially affect the Registrant’s internal control over financial reporting.

Item 12. Exhibits

(a)(1) N/A The Codes of Ethics are available on request.

(a)(2) A separate Certification by Louis Navellier is attached hereto as Exhibit 1. A separate Certification by Arjen Kuyper is attached hereto as Exhibit 2.

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 SIGNATURE

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

THE NAVELLIER PERFORMANCE FUNDS
Date: August 26, 2010	By	/s/ Louis G. Navellier
Louis G. Navellier
Principal Executive Officer

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

THE NAVELLIER PERFORMANCE FUNDS
Date: August 26, 2010	By	/s/ Louis G. Navellier
Louis G. Navellier
Principal Executive Officer

THE NAVELLIER PERFORMANCE FUNDS
Date: August 26, 2010	By	/s/ Louis G. Navellier
Louis G. Navellier
Principal Financial Officer
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